CONVERTIBLE NOTES (Tables)	9 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
Schedule of derivative liability

Description	Level	September 30, 2025	December 31, 2024
Derivative liability	3	$–	$1,041,484
Total		$–	$1,041,484

Schedule of assumptions used for valuation

December 31, 2024
Risk-free interest rate	4.16%
Expected volatility	114.61%
Conversion price	$3.71
Stock price	$5.50

Schedule of changes in fair value of derivative liability

Warrant Liabilities
Fair value as of November 1, 2024 (inception)	$501,824
Change in fair value	539,660
Fair value as of December 31, 2024	1,041,484
Change in fair value	(906,429)
Extinguishment of fair value of liability	(135,055)
Fair value as of September 30, 2025	$–